            Bancroft Convertible Fund

                       [logo]

               2000 Semi-Annual Report
                  April 30, 2000

Bancroft Convertible Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

Highlights

Performance thru 4/30/00 with dividends reinvested

                                             4 Months  1 Year    5 Year    10 Year
                                             --------  ------    -------   -------
Bancroft market value *......................  4.05%     9.15%   113.24%   281.06%
Bancroft net asset value +...................  6.02     15.79    121.16    275.15
Closed-end convertible fund average +........  7.93     24.29    106.88    268.67
S&P 500 *.................................... (0.78)    10.13    208.24    458.00
Russell 2000 *...............................  0.65     18.55    103.87    220.23++
Lehman Aggregate Bond Total Return Index +...  1.91      1.26     38.86    117.63

Performance data represent past results and do not reflect future performance.

*  From Bloomberg L.P. pricing service.
+  From Lipper, Inc. Closed-End Fund Performance Analysis.
++ Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol BCV)
Qtr Ended   High    Low    Close      High    Low    Close
---------  ------  ------  ------    ------  ------  ------
Jul 99     $28.73  $26.35  $27.55    $24.00  $22.00  $23.75
Oct 99      27.69   25.97   27.35     23.88   20.75   22.25
Jan 00      28.72   24.91   26.04     23.69   19.88   20.81
Apr 00      28.84   25.72   27.42     22.44   20.00   21.00

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment             Capital
 Date      Date      Income    Gains    Total
--------  --------   ------   -------   ------
06/15/99  06/29/99   $0.200   $0.000    $0.200
09/15/99  09/29/99    0.200    0.000     0.200
11/24/99  12/28/99    0.183    2.897     3.080
03/16/00  03/30/00    0.200    0.000     0.200
                     ------   ------    ------
                     $0.783   $2.897    $3.680
                     ======   ======    ======

TO OUR SHAREHOLDERS

The Internet bubble was pricked during the last few months. The Goldman Sachs Technology Industry Internet Index fell by over 50% from its high in March to its low in May. This may be because investors decided that the prices of internet stocks were too high, or perhaps the tightening of monetary policy by the Federal Reserve is draining funds from the more speculative sectors of the stock market. We expect volatility in these areas to continue to be high but are optimistic about long-term returns now that some of the excesses in the market have been reduced.

In this volatile environment, convertible securities have provided performance with greater stability: not moving up as much when the stock market was rising quickly, not falling as much when the market was falling. We in management view volatiity that is less than that of the equity market (as measured by the S&P 500 or the Russel 2000 indices) as one of our intended goals for the Fund's performance.

I was elected to the executive committee of the Closed-End Fund
Association at its April 2000 Annual meeting. This organization was created by a group of closed-end funds (CEFs) with the purpose of improving the visibility of CEFs, as well as improving the availability of information such as daily net asset values. To this end, the association has created an extensive website at www.cefa.com as well as a small book on Closed-End Funds. As a member of the association the Fund has received several free copies of this book that are available to shareholders. The Association is also working on projects including corporate governance and independent analysis of CEFs.

In the June 2000 Mutual Funds Magazine, Bancroft was included in the list of 5 star (top rated) convertible funds. The magazine ranked all convertible funds on a risk adjusted basis and the top 20% are given 5 stars. In its most recent edition of its Principia Pro for Closed-End Funds, Morningstar* continued to rate Bancroft four stars (above average). Shareholders who wish a copy of Morningstar's March 31, 2000 report or the most recent report issued by Standard and Poor's should contact us. Morningstar has a similar report on the Fund on its website.

The Fund has repurchased some of its stock in the open market. While we may purchase shares again in the future, the Fund is under no obligation to continue to do so. For more details, see note 3 in the Notes to Financial Statements.

At its May meeting the Board of Directors declared a dividend of twenty-one cents per share. This is an increase of one cent per share from the previous dividend. It will be payable on June 29, 2000 to shareholders of record June 15, 2000.

/s/Thomas H. Dinsmore
Chairman of the Board

June 16, 2000

* Morningstar is an analytical and statistical reporting service that reports on and rates most mutual funds.

See Important Factors Regarding Forward-Looking Statements on page 12 of this report.

Largest Investment Holdings by underlying common stock

Principal
 Amount                                                                        Value       % Total
or Shares                                                                     (Note 1)    Net Assets
----------                                                                    ----------  ----------
 3,000,000   Cable and Wireless Communications PLC............................$3,795,000      3.4%
                  An integrated telecommunications company operating
                  throughout the United Kingdom, as well as a provider of
                  television and Internet services.
                  (exchangeable from Bell Atlantic Financial 41/4% due 2005)

 3,000,000   Telecom Corp. of New Zealand.....................................  3,037,500     2.7
                  The principal supplier of telecommunications in New Zealand.
                  (exchangeable from Bell Atlantic Financial 5 3/4% due 2003)

 2,000,000   Costco Wholesale Corp............................................  2,493,750     2.2
                  Operates wholesale membership warehouses in the United
                  States, Taiwan, Canada, Korea, Japan, and the United
                  Kingdom.

 2,000,000   Time Warner, Inc.................................................  2,380,000     2.1
                  A media company with operations in entertainment, cable
                  networks and publishing.
                  (exchangeable from Merrill Lynch 0.25% due 2004)

 2,000,000   The Walt Disney Corp.............................................  2,237,500     2.0
                  A media company with operations in entertainment, theme
                  parks and resorts, and consumer products.
                  (exchangeable from Deutsche Bank Financial 1% due 2007)

    30,000   AES Corp.........................................................  2,131,875     1.9
                  Owns or has an interest in ninety-four power facilities
                  throughout the world.

 1,200,000   STMicroelectronics, N.V..........................................  2,043,000     1.8
                  Designs, develops, manufactures, and markets semiconductor integrated circuits and discrete devices.

    45,000   Devon Energy Corp................................................  2,022,188     1.8
                  An independent energy company involved in oil and gas
                  property acquisition, exploration, and production.
                  (exchangeable from Kerr-McKee Corp. 5 1/2% due 2004)

 2,000,000   General Electric Corp............................................  1,990,000     1.8
                  Develops and manufactures products for the utilization of
                  electricity. GE also offers financial services through GE
                  Capital Services, Inc.
                  (exchangeable from CS First Boston 2% due 2010 and
                  Exch. Certificate 1 1/4% due 2004)

 1,250,000   Sepracor, Inc....................................................  1,987,500     1.8
                  Develops and commercializes potentially improved versions of widely-prescribed drugs.

Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Technology...................  15.77%
Entertainment................  12.42
Telecommunications...........  12.21
Energy.......................  12.12
Health Care & Drugs..........   6.69
Financial & Insurance........   6.32
Retail.......................   5.68
Cable........................   4.37
Capital Goods................   4.35
Banking......................   4.30
                             ----------
Total........................  84.23%

                                                                      Principal
Major Portfolio Changes                                                Amount
Three Months Ended April 30, 2000                                     or Shares
                                                                      ---------
ADDITIONS
American Express Company (exchangeable from Exch. Certificate Corp.)  2,150,000
General Electric Corp. (exchangeable from CS First Boston, Inc.)....  1,500,000
Sprint Corp. PCS (exchangeable from Liberty Media Group)............  1,500,000
MetLife, Inc. (exchangeable from MetLife Capital Trust I)...........     30,000
ACE Limited.........................................................     25,000
Juniper Networks, Inc...............................................  1,000,000
Level 3 Communications, Inc.........................................  1,000,000
EMC Corp. (exchangeable from The Goldman Sachs Group, Inc.).........  1,000,000
Vitesse Semiconductor Corp..........................................  1,000,000
Intel Corp. (exchangeable from Exch. Certificate Corp.).............  1,000,000
American Tower Corp.................................................    750,000

REDUCTIONS
Bea Systems, Inc....................................................    500,000
CoreComm, Ltd.......................................................    500,000
Curagen Corp........................................................    750,000
General Electric Corp. (exchangeable from CS First Boston, Inc.)....  1,000,000
Human Genome Sciences, Inc..........................................    875,000
Level 3 Communications, Inc.........................................  1,000,000
Lucent Technologies, Inc. (exchangeable from NatWest Markets).......    750,000
RSL Communications, Inc.............................................     15,000
Siebel Systems, Inc.................................................  1,210,000
Time Warner, Inc. (exchangeable from Houston Industries, Inc.)......     10,000
Vitesse Semiconductor Corp..........................................  1,000,000

Portfolio of Investments April 30, 2000

Principal
  Amount                                                                               Value
or Shares                                                                             (Note 1)
---------------                                                                    ------------
                 ADVERTISING - 2.1%
$1,500,000       Interpublic Group Cos., Inc. 1.87% 2006 cv. sub. deb. 144A (Baa1) $  1,398,750
1,000,000        Young & Rubicam, Inc. 3% 2005 cv. sub. notes 144A (NR)...........    1,007,500
                                                                                   ------------
                                                                                      2,406,250
                                                                                   ------------
                 AEROSPACE - 0.9%
  925,000        Simula, Inc. 8% 2004 sr. cv. sub. notes (NR).....................      511,063
  705,000        SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR)..................      521,700
                                                                                   ------------
                                                                                      1,032,763
                                                                                   ------------
                 BANKING - 4.3%
   50,000 shs    CNB Capital Trust I 6% SPuRS (A1)
                  (exch. for CNB Bancshares, Inc. common stock)...................    1,662,500
   40,000 shs    National Australia Bank Ltd. 7 7/8% exch. capital units (A1).....      985,000
   25,000 shs    Sovereign Capital Trust II 7 1/2% PIERS (B1)
                  (exch. for Sovereign Bancorp, Inc. common stock)................    1,173,438
   35,000 shs    WBK Trust 10% STRYPES * (NR)
                  (exch. for Westpac Banking Corp., Ltd. common stock)............    1,050,000
                                                                                   ------------
                                                                                      4,870,938
                                                                                   ------------
                 CABLE - 4.4%
1,000,000        Bell Atlantic Financial Services, Inc. 4 1/4% 2005 cv. sub. deb.
                  144A (A1)(exch. for cash equiv. of Cable & Wireless
                  Communications PLC common stock)................................    1,265,000
1,000,000        Bell Atlantic Financial Services, Inc. 4 1/4% 2005 euro. cv. sub.
                  deb. (A1)(exch. for cash equiv. of Cable & Wireless
                  Communications PLC common stock)................................    2,530,000
   20,000 shs    Cox Communications, Inc. 7% FELINE PRIDES * (Baa2)...............    1,153,750
                                                                                   ------------
                                                                                      4,948,750
                                                                                   ------------
                 CAPITAL GOODS - 4.4%
1,050,000        Advanced Energy Industries, Inc. 5 1/4% 2006 cv. sub. notes (NR).    1,607,813
1,500,000        CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes 144A(A1)
                  (exch. for General Electric Corp. common stock).................    1,447,500
  500,000        Exchangeable Certificate Corp. 1 1/4% 2004 sr. medium-term exch.
                  notes 144A (AAA)(exch. for General Electric Corp. common stock).      542,500
   15,000 shs    Hanover Compressor Capital Trust 7 1/4% cv. pfd. TIDES 144A (B1)
                  (conv. into Hanover Compressor Company common stock)............    1,323,750
                                                                                   ------------
                                                                                      4,921,563
                                                                                   ------------
                 DATA-PROCESSING SERVICES - 3.1%
2,150,000        Exchangeable Certificate Corp. 0.625% 2005 medium-term exch. notes
                  144A(AAA)(exch. for American Express Company common stock)......    1,983,375
1,750,000        National Data Corp. 5% 2003 cv. sub. notes (Ba3).................    1,477,656
                                                                                   ------------
                                                                                      3,461,031
                                                                                   ------------
                 ELECTRIC UTILITIES - 0.7%
   20,000 shs    Texas Utilities Co. 9 1/4% FELINE PRIDES * (Baa3)................      842,500
                                                                                   ------------
                 ENERGY - 12.1%
   30,000 shs    AES Trust III trust cv. pfd. securities (Ba3)
                  (conv. into AES Corp. common stock).............................    2,131,875
   40,800 shs    Apache Corp. $2.015 dep. shs. representing series C ACES pfd. *..    1,741,650
   59,250 shs    The Coastal Corp. 6 5/8% FELINE PRIDES * (Baa2)..................    1,725,656
1,000,000        Devon Energy Corp. 4.95% 2008 cv. sub. deb. (Baa2)
                 (conv. into Chevron Corp. common stock)..........................     961,875
1,450,000        Diamond Offshore Drilling, Inc. 3 3/4% 2007 cv. sub. notes (Baa1)    1,656,625
   70,000        Enron Corp. 7% 2002 exch. notes * (Baa1)
                  (conv. into EOG Resources, Inc. common stock)...................    1,693,125
  750,000        Kerr-McGee Corp. 5 1/4% 2010 cv. sub. deb. (Baa2)................      812,344
   45,000        Kerr-McGee Corp. 5 1/2% 2004 DECS * (Baa1)
                  (exch. for Devon Energy Corp. common stock).....................    2,022,188
1,000,000        Swiss Life Financial Ltd. 2% 2005 GEMMS 144A (NR)
                 (exch. for Royal Dutch Petroleum common stock)...................      973,750
                                                                                   ------------
                                                                                     13,719,088
                                                                                   ------------

Portfolio of Investments April 30, 2000 (continued)

Principal
 Amount                                                                                Value
or Shares                                                                             (Note 1)
---------------                                                                    ------------
                 ENTERTAINMENT - 12.4%
$2,750,000       America Online, Inc. 0% 2019 cv. sub. deb. (Ba3)..................$  1,450,625
2,000,000        Clear Channel Communications, Inc. 1 1/2% 2002 sr. cv. notes (Baa)   1,926,250
2,000,000        Deutsche Bank Financial, Inc. 1% 2007 sr. medium-term exch. notes.
                  (Aa3)(exch. for cash value of The Walt Disney Corp. common stock)   2,237,500
1,000,000        EchoStar Communications Corp. 47/8% 2007 cv. sub. notes 144A (NR).   1,530,000
1,000,000        Imax Corp. 5 3/4% 2003 cv. sub. notes 144A (B1)...................   1,160,000
2,000,000        Merrill Lynch & Co., Inc. 0.25% 2006 series B medium-term notes
                  (Aa3)(exch. for Time Warner, Inc. common stock)..................   2,380,000
1,000,000        NTL, Inc. 5 3/4% 2009 cv. sub. notes 144A (Caa1)..................     905,000
   20,000        The Seagram Co. Ltd. 7 1/2% 2002 adj. cv.-rate equity security
                  units * (Ba2)....................................................   1,011,250
   29,000 shs    UnitedGlobalCom dep. shs. representing 7% series D sr. cum. cv.
                  pfd. (NR)........................................................   1,451,813
                                                                                   ------------
                                                                                     14,052,438
                                                                                   ------------
                 FINANCIAL & INSURANCE - 6.3%
   25,000 shs    ACE Limited 8 1/4% FELINE PRIDES (BBB)............................   1,350,000
   13,000 shs    American General Delaware, L.L.C. 6% cv. A MIPS (A2)..............     897,813
1,000,000        American International Group 2 1/4% 2004 cv. notes (Aaa)..........   1,562,500
   30,000        MetLife Capital Trust I 8% equity security units (BBB+)
                  (exch. for MetLife, Inc. common stock)...........................   1,674,375
  625,000        Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes (BB+).......     445,313
1,175,000        Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes 144A (BB+)..     837,188
   10,730        Southwest Securities Group, Inc. 5% 2004 DARTS * (NR)
                  (exch. for Knight/Trimark Group, Inc. Class A common stock)......     391,645
                                                                                   ------------
                                                                                      7,158,834
                                                                                   ------------
                 HEALTH CARE & DRUGS - 6.7%
  250,000        Alkermes, Inc. 3 3/4% 2007 cv. sub. notes 144A (NR)...............     147,188
2,000,000        The Bear Stearns Cos., Inc. 1% 2006 medium-term notes (A2)
                  (conv. into an index comprised of Merck & Co., Inc. and
                  Pfizer, Inc. common stocks)......................................   1,680,000
  250,000        CV Therapeutics 4 3/4% 2007 cv. sub. notes 144A (NR)..............     185,938
  500,000        Cor Therapeutics 5% 2007 cv. sub. notes 144A (NR).................     629,688
2,000,000        Elan Finance Corp. 0% 2018 LYON 144A (Baa3)
                  (exch. for ADR's representing Elan Corp., PLC common stock)......   1,352,500
  500,000        Human Genome Sciences, Inc. 5% 2007 cv. sub. notes 144A (NR)......     432,500
1,250,000        Roche Holdings, Inc. 0% 2010 LYON 144A (NR).......................     692,188
  625,000        Roche Holdings, Inc. 0% 2015 LYON 144A (NR)
                  (exch. for Genentech, Inc. common stock).........................     468,750
1,000,000        Sepracor, Inc. 7% 2005 cv. notes 144A (CCC+)......................   1,590,000
  250,000        Sepracor, Inc. 7% 2005 cv. notes (CCC+)...........................     397,500
                                                                                   ------------
                                                                                      7,576,252
                                                                                   ------------
                 PAPER & PAPER PRODUCTS - 1.1%
   30,000        Georgia-Pacific Corp. 7 1/2% 2002  PEPS * (Baa2)..................   1,209,375
                                                                                   ------------
                 RETAIL - 5.7%
1,000,000        Costco Companies, Inc. 0% 2017 cv. sub. notes 144A (A3)...........   1,246,875
1,000,000        Costco Companies, Inc. 0% 2017 cv. sub. notes (A3)................   1,246,875
   15,200 shs    CVS Auto. Common Exch. Security Trust $4.23 TRACES * (NR)
                  (exch. for CVS Corp. common stock)...............................   1,157,100
   32,500 shs    Dollar General Trust 8 1/2% STRYPES * (NR)
                  (conv. into Dollar General Corp. common stock)...................   1,078,594
   12,300 shs    Estee Lauder Trust 6 1/4% TRACES II * (NR)
                  (conv. into Estee Lauder Companies, Inc. common stock)...........   1,021,669
1,000,000        Office Depot, Inc. 0% 2007 LYON (Baa2)............................     673,750
                                                                                   ------------
                                                                                      6,424,863
                                                                                   ------------

Portfolio of Investments April 30, 2000 (continued)

Principal
 Amount                                                                                Value
or Shares                                                                             (Note 1)
---------------                                                                    ------------
                 STAFFING SERVICES - 1.0%
$1,500,000       Interim Services, Inc. 4 1/2% 2005 cv. sub. deb. (Ba3)............$  1,171,875
                                                                                   ------------
                 TECHNOLOGY - 15.8%
1,000,000        CS First Boston, Inc. 2% 2010 medium-term exch. notes (A1)
                  (exch. for Cisco Systems, Inc. common stock).....................   1,217,500
1,500,000        CS First Boston, Inc. 1% 2006 medium-term exch. notes (A1)
                  (exch. for Microsoft Corp. common stock).........................   1,278,750
1,000,000        CS First Boston, Inc. 1% 2010 medium-term exch. notes (A1)
                  (exch. for Sun Microsystems, Inc. common stock)..................   1,052,500
1,000,000        Exchangeable Certificate Corp. 0.25% 2005 medium-term exch.
                  notes 144A (AAA)(exch. for Intel Corp. common stock).............     882,500
  750,000        Exodus Communications, Inc. 4 3/4% 2008 cv. sub. notes 144A (NR)..   1,043,438
1,000,000        The Goldman Sachs Group, Inc. 0% 2003 medium-term notes, series
                  (linked to the GSTI Internet Index)..............................     923,300
1,000,000        The Goldman Sachs Group, Inc. 0.25% 2007 medium-term notes (A1)
                  (exch. for EMC common stock).....................................   1,076,350
2,000,000        Hewlett-Packard Co. 0% 2017 LYON (Aa3)............................   1,522,500
  500,000        Internet Capital Group, Inc. 51/2% 2004 cv. sub. notes 144A (NR)..     328,438
1,000,000        Juniper Networks, Inc. 4 3/4% 2007 cv. sub. notes (NR)............     909,375
1,500,000        Merrill Lynch & Co., Inc. 0.50% 2005 notes (Aa3)
                  (exch. for specific technology common stocks +)..................   1,659,375
  500,000        Rational Software 5% 2007 cv. sub. notes 144A (NR)................     666,250
1,000,000        Sanmina Corp. 4 1/4% 2004 cv. sub. notes (B+).....................   1,485,000
  500,000        Sci Systems, Inc. 3% 2007 cv. sub. notes (Ba1)....................     585,000
  429,000        Siebel Systems, Inc. 5 1/2% 2006 cv. sub. notes. 144A (NR)........   1,174,119
1,200,000        STMicroelectronics, N.V. 0% 2009 LYON (Baa1)......................   2,043,000
                                                                                   ------------
                                                                                     17,847,395
                                                                                   ------------
                 TELECOMMUNICATIONS - 12.2%
  750,000        American Tower Corp. 5% 2010 cv. sub. deb. 144A (NR)..............     813,750
3,000,000        Bell Atlantic Financial Services, Inc. 5 3/4% 2003 cv. sub. deb.
                  (exch. for cash equiv. Telecom Corp. of New Zealand common stock)   3,037,500
  800,000        CS First Boston, Inc. 1% 2008 medium-term exch. notes (A1)
                  (exch. for Motorola common stock)................................     726,000
1,000,000        Exchangeable Certificate Corp. 0.25% 2006 medium-term exch. note
                  (AAA)(exch. for specific telephone and cable common stocks **)...   1,141,250
1,000,000        Level 3 Communications, Inc. 6% 2010 cv. sub. notes (Caa1)........     908,125
1,500,000        Liberty Media Group 3 3/4% 2030 sr. exch. deb. 144A (Baa3)
                  (exch. for Sprint Corporation PCS common stock)..................   1,556,250
   25,000        MediaOne Group, Inc. 7% 2002 PIES * (Baa3)
                  (exch. for ADR's representing Vodafone AirTouch plc common stock)   1,135,938
1,750,000        Nextel Communications, Inc. 5 1/4% 2010 cv. sr. notes 144A (B1)...   1,715,000
  700,000        Tekelec 31/4% 2004 cv. sub. discount notes 144A (NR)..............   1,424,500
1,000,000        Telefonos De Mexico, S.A. 4 1/4% cv. sr. deb. (BB+)...............   1,362,500
                                                                                   ------------
                                                                                     13,820,813
                                                                                   ------------

Portfolio of Investments April 30, 2000 (continued)

Principal
 Amount                                                                                Value
or Shares                                                                             (Note 1)
---------------                                                                    ------------
                 U.S. TREASURY NOTES - 0.0%
$   17,000       4 7/8% 3/31/01 ++.................................................$     16,750
                                                                                   ------------

                 CORPORATE SHORT-TERM NOTES - 6.2%
 7,000,000       American Express Credit Corp. (P1)
                 (5.88% maturing 5/1/00)...........................................   6,995,427
                                                                                   ------------

                 Total Convertible Bonds and Notes - 74.9%.........................  84,734,363
                 Total Convertible Preferred Stocks - 18.3%........................  20,747,108
                 Total Corporate Short-Term Notes - 6.2%...........................   6,995,427
                                                                                   ------------
                 Total Investments - 99.4%.........................................$112,476,898
                                                                                   ------------
                 Other assets and liabilities, net - 0.6%..........................     709,847
                                                                                   ------------
                 Total Net Assets - 100.0%.........................................$113,186,745
                                                                                   ============

*  See Note 1(e)
+  Ticker symbols: LU, NT & TXN
** Ticker symbols: CSCO, CMCSK, TWX, IBM, LMGa, & WCOM
++ Collateral for a letter of credit

ACES             Automatically Convertible Equity Securities
ADR              American Depositary Receipts
DARTS            Derivative Adjustable Ratio Securities
DECS             Debt Exchangeable for Common Stock
FELINE           Family of Equity-Linked Income Securities
GEMMS            Guaranteed Exchangeable Monetisation of Multiple Shares
LYON             Liquid Yield Option Note
MIPS             Monthly Income Preferred Securities
PEPS             Premium Equity Participating Securities
PIERS            Preferred Income Equity Redeemable Securities
PIES             Premium Income Exchangeable Securities
PRIDES           Preferred Redeemable Increased Dividend Equity Securities
SPuRS            Shared Preference Redeemable Securities
STRYPES          Structured Yield Product Exchangeable for Stock
TIDES            Term Income Deferrable Equity Securities
TRACES           Trust Automatic Common Exchange Securities

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc.

The cost of investments for federal income tax purposes is $103,094,154 resulting in gross unrealized appreciation and depreciation of $14,116,622 and $4,733,878, respectively, or net unrealized appreciation of $9,382,744 on a tax cost basis.

See accompanying notes to financial statements

Statement of Assets and Liabilities (unaudited)
                                                                      April 30, 2000
                                                                       -------------
Assets:
        Investments at value (cost $103,094,154) (Note 1)..............$ 112,476,898
        Cash...........................................................       72,616
        Receivable for securities sold.................................    1,547,600
        Dividends and interest receivable..............................      716,634
        Prepaid Insurance..............................................       14,357
        Deposits.......................................................       15,701
                                                                       -------------
                Total assets...........................................  114,843,806
                                                                       -------------
Liabilities:
        Payable for securities purchased...............................    1,541,850
        Accrued management fees........................................       67,371
        Accrued expenses...............................................       47,840
                                                                       -------------
                Total liabilities......................................    1,657,061
                                                                       -------------

Net Assets.............................................................$ 113,186,745
                                                                       =============
Net assets consist of:
        Undistributed net investment income............................$   1,053,610
        Undistributed net realized gain from investment transactions...   12,625,566
        Unrealized appreciation on investments.........................    9,382,744
        Capital shares (Note 3)........................................       41,277
        Additional paid-in capital.....................................   90,083,548
                                                                       -------------
Net Assets.............................................................$ 113,186,745
                                                                       =============
Net asset value per share ($113,186,745 / 4,127,692 outstanding shares)$       27.42
                                                                       =============

Statement of Operations (unaudited)
Six Months Ended April 30, 2000

Investment Income (Note 1):
        Interest...................................................... $   1,718,938
        Dividends.....................................................       788,981
                                                                       -------------
                Total Income..........................................     2,507,919
                                                                       -------------
Expenses (Note 2):
        Management fee................................................       397,522
        Custodian.....................................................        14,222
        Directors' fees...............................................        46,375
        Transfer agent................................................        35,750
        Professional fees.............................................        30,440
        Reports to shareholders.......................................        25,439
        Treasurer's office............................................        12,500
        Other.........................................................        51,122
                                                                       -------------
                Total Expenses........................................       613,370
                                                                       -------------
Net Investment Income.................................................     1,894,549
                                                                       -------------
Realized and Unrealized Gain on Investments:
        Net realized gain from investment transactions................    12,638,367
        Net increase in unrealized appreciation of investments........       654,432
                                                                       -------------
        Net gain on investments.......................................    13,292,799
                                                                       -------------
        Net Increase in Net Assets Resulting from Operations.......... $  15,187,348
                                                                       =============

            See accompanying notes to financial statements

Statement of Changes in Net Assets
                                                                      Six Months Ended       Year Ended
                                                                       April 30, 2000*    October 31, 1999
                                                                      ----------------    ----------------
Increase in net assets from operations:
    Net investment income............................................. $   1,894,549      $   2,964,542
    Net realized gain from investment transactions....................    12,638,367         10,993,709
    Net change in unrealized appreciation of investments..............       654,432          2,228,213
                                                                      ----------------    ----------------
       Net change in net assets resulting from operations.............    15,187,348         16,186,464
                                                                      ----------------    ----------------
Dividends to shareholders from:
    Net investment income.............................................    (1,523,143)        (2,912,846)
    Net realized gain on investments..................................   (10,993,469)       (10,224,306)
                                                                      ----------------    ----------------
       Total dividends................................................   (12,516,612)       (13,137,152)
                                                                      ----------------    ----------------
Capital share transactions (Note 3)
    Value of shares issued on reinvestment of distributions...........     7,930,327          7,308,248
    Cost of shares purchased..........................................    (1,205,131)               ---
                                                                      ----------------    ----------------
       Change in net assets resulting from capital share transactions      6,725,196          7,308,248
                                                                      ----------------    ----------------
Increase in net assets................................................     9,395,932         10,357,560
                                                                      ----------------    ----------------
Net assets at beginning of period.....................................   103,790,813         93,433,253
                                                                      ----------------    ----------------
Net assets at end of period (including undistributed net investment
income of $1,053,610 and $682,203, respectively)...................... $ 113,186,745      $ 103,790,813
                                                                      ================    ================

Financial Highlights
Selected data for a share of common stock outstanding:

                                           Six Months
                                             Ended               Years Ended October 31, 1999
Per Share Operating Performance:        April 30, 2000*    1999     1998     1997     1996     1995
                                        ---------------   -------  -------  -------  -------  -------
Net asset value, beginning of period....     $27.35       $26.89   $30.48   $28.23   $24.84   $23.11
Net investment income...................        .46          .78      .87      .94      .96     1.14
Net realized and unrealized gain........       2.89         3.40     (.01)    4.55     4.19     2.30
                                        ---------------   -------  -------  -------  -------  -------
  Total from investment operations......       3.35         4.18      .86     5.49     5.15     3.44
                                        ---------------   -------  -------  -------  -------  -------
Less Distributions:
Dividends from net investment income....       (.38)       (0.78)   (0.88)   (0.93)   (1.11)   (1.17)
Distributions from realized gains.......      (2.90)       (2.94)   (3.57)   (2.31)    (.65)    (.54)
                                        ---------------   -------  -------  -------  -------  -------
  Total distributions...................      (3.28)       (3.72)   (4.45)   (3.24)   (1.76)   (1.71)
                                        ---------------   -------  -------  -------  -------  -------
Net asset value, end of period..........     $27.42       $27.35   $26.89   $30.48   $28.23   $24.84
                                        ===============   =======  =======  =======  =======  =======
Market value, end of period.............     $21.00       $22.25   $26.75   $26.81   $23.88   $22.25
Net assets, end of period ($000's)......    113,187      103,791   93,433   96,187   83,302   71,425
Total Investment Return:
    Based on net asset value**..........      12.82%       16.36%    3.16%   21.18%   21.55%   15.79%
    Based on market value+..............      10.58%      (2.96)%   18.17%   28.19%   15.65%   20.17%
Ratios/Supplemental Data:
Ratio of expenses to average net assets       1.1%++         1.1%     1.1%     1.2%     1.2%     1.2%
Ratio of net investment income to
  average net assets....................      3.5%++         3.0%     3.1%     3.3%     3.9%     4.9%
Portfolio turnover rate.................       57%            72%      55%      71%      70%      43%

*   Unaudited
**  Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
+   Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
++  Annualized

See accompanying notes to financial statements

Notes to Financial Statements

1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest of $12,341 was earned on cash balances held by the custodian of the Fund's assets during the six months ended April 30, 2000.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $17,234,440 at April 30, 2000, representing 15.2% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended April 30, 2000. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

The Fund has adopted a Director deferred compensation arrangement, which allows the Directors to defer the receipt of all or a portion of Director Fees payable on or after October 31, 1998. The amount of these fees will remain an asset of the Fund. The Fund will be obligated to pay these fees, with interest, to the Directors who have elected to defer receipt of their fees on a future date or dates specified by the Directors, or as determined under the terms of the arrangement.

3.  Portfolio Activity
At April 30, 2000 there were 4,127,692 shares of $.01 par value common stock outstanding, exclusive of 57,500 shares held in Treasury (9,000,000 shares authorized). During the six months ended April 30, 2000, 390,415 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $7,930,327. Also, 57,500 shares of Bancroft common stock were purchased for $1,205,131. The amount paid was 21% less than the net asset value of the shares.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $58,941,380 and $63,110,764, respectively, for the six months ended April 30, 2000.

A distribution of $0.21 per share from net investment income was declared on May 17, 2000, payable June 29, 2000 to shareholders of record at the close of business June 15, 2000.

Miscellaneous Notes
Results of the 2000 Annual Shareholders Meeting
The results of the shareholder vote at the Annual Meeting of Shareholders held on February 16, 2000, were:

1.	All directors nominated by management were elected for terms expiring in 2003.

                       Shares Voted for    Shares withheld
                       ----------------    ---------------
William A. Benton      2,979,815           57,608
Elizabeth B. Bogan     2,980,026           57,397
George R. Lieberman    2,966,162           71,261

2.	The selection of PricewaterhouseCoopers LLP as independent accountants was ratified with 2,979,436 shares voted for, 16,688 shares voted against and 41,299 shares abstaining.
------------------------------------------------------------------------------

Important Factors Regarding Forward-Looking Statements
The letter to Shareholders contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Company, its management and the Adviser regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Company's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, increased volatility of securities in general as well as those purchased by the Company, a decline in economic activity, changes in individuals' savings rates, a decline in productivity or new products, changes in the Federal Reserve Board's monetary policy, an increase in interest rates, inflation or taxes, changes to foreign and domestic markets in general or changes to the market for convertible securities.
------------------------------------------------------------------------------
Internet
Visit us on the Internet at www.bcvecf.com. The site provides information about the Fund including daily NAV's, historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund advisor. In addition you can email us at info@bcvecf.com.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.
------------------------------------------------------------------------------
The Company is a member of the Closed-End Fund Association (CEFA) website: www.cefa.com

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Bancroft
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Bancroft
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GERMAINE M. ORTIZ          Vice President
GARY I. LEVINE             Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer

Investment Advisor
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973) 631-1177
http://www.bcvecf.com
email: info@bcvecf.com

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
40 Wall Street, 46th Floor
New York, NY 10005
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: BCV

BANCROFT CONVERTIBLE FUND, INC.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960
www.bcvecf.COM

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